Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000039882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000039882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000039882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000039882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000039882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000009526 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000009526 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009526 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000009526 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000009526 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000009524 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
C000009524 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000009524 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000009524 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.58%
C000009524 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.28%
C000039879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000039879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000039879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.65%
C000039879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000039879 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000039881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000039881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000039881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.65%
C000039881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000039881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000082064 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.35%
C000082064 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.01%
C000082064 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.65%
C000082064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000082064 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%